Note 4 - Principal Financing Agreements (Tables)	9 Months Ended
Jan. 31, 2016
Note 4 - Principal Financing Agreements Tables
Principal Financing Agreements
	Jan.. 31, 2016	April 30, 2015	Interest Rate

Secured lender	$1,156,863	$1,146,860	8.0%
Related party notes	15,000	16,048	8.0%
Long-term notes payables	533,066	533,066	2.0% - 3.0%
Log-term notes payable – related parties	20,000	20,000	2.0% - 3.0%
Other notes payable	48,980	39,150	0.0% - 10.0%
Due to bank	43,824	45,804	5.5%
Total Debt	$1,817,733	$1,800,928